Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Sep. 19, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Apr. 22, 2024
Loss Contingencies [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed		$ 200,000
Purchase Commitment, Description		The majority of the Company’s outstanding inventory purchase orders and preauthorized commitments to procure strategic components based on the Company’s expected demand are placed with the Company’s primary third party contract manufacturer and a semiconductor supplier.
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 25,000,000
Shares Issued		48,376,052	17,454,353	98,818,874
Business Combination Advisory Fees	$ 1,000,000,000
Business Combination Private Placement Fee	$ 500,000,000
Duration To Pay Business Combination private placement fee	2 days
Threshold Limit For Sale Transaction Fee For Transaction Value	$ 3,000,000,000
Threshold Limit For Sale Transaction Fee For Transaction Value Percentage	1.00%
Common stock, par value per share		$ 0.00001	$ 0.00001	$ 0.0001
Inventory purchases related to purchase obligation		$ 4,300,000	$ 4,400,000
Deferred Offering Costs And Accrued Liabilities Associated With Contract		0.6
Advisory fee		$ 800,000
Reset price per share		$ 10
Floor price per share		1
Number of share price held at reset date		$ 10
Number of sharing share held		300,000
Restricted Stock Units (RSUs) [Member]
Loss Contingencies [Line Items]
Stock issued during period, shares, restricted stock award, gross		6,936,285
Earnout Common Stock
Loss Contingencies [Line Items]
Shares Issued			16,300,000
accrued losses [Member]
Loss Contingencies [Line Items]
Loss Contingency, Accrual, Noncurrent		$ 600,000	$ 3,600,000
Blaize Holdings, Inc.
Loss Contingencies [Line Items]
Business acquisition, share price		$ 10
Backstop Subscription Agreement [Member]
Loss Contingencies [Line Items]
Trust Amount Before Payment Of Expenses					$ 30,000,000,000
Backstop Subscription Agreement [Member] | Class A common stock
Loss Contingencies [Line Items]
Per Share Divided Factor Of Number Of Shares For Merger					10.00%
letter agreement [Member]
Loss Contingencies [Line Items]
Stock Forfeited During Period Share					2,000,000
New Blaize [Member]
Loss Contingencies [Line Items]
Common stock, par value per share		$ 10